UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $ 1,339,094
                                         (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2        COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6     COLUMN 7       COLUMN 8

                                TITLE                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP      (X1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
APPLE INC                     COM               037833100   138,342    550,000 SH          SOLE        N/A       550,000    0     0
BAIDU INC                     SPON ADR REP A    056752108    66,038    970,000 SH          SOLE        N/A       970,000    0     0
BORGWARNER INC                COM               099724106    72,813  1,950,000 SH          SOLE        N/A     1,950,000    0     0
CARDIOME PHARMA CORP          COM NEW           14159U202     1,141    140,000 SH          SOLE        N/A       140,000    0     0
CREE INC                      COM               225447101    96,948  1,615,000 SH          SOLE        N/A     1,615,000    0     0
DIRECTV                       COM CL A          25490A101    86,157  2,540,000 SH          SOLE        N/A     2,540,000    0     0
EXPRESS SCRIPTS INC           COM               302182100   162,689  3,460,000 SH          SOLE        N/A     3,460,000    0     0
HUMAN GENOME SCIENCES INC     COM               444903108    11,330    500,000 SH          SOLE        N/A       500,000    0     0
KANSAS CITY SOUTHERN          COM NEW           485170302    55,597  1,529,500 SH          SOLE        N/A     1,529,500    0     0
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW     500472303    18,352    615,000 SH          SOLE        N/A       615,000    0     0
LIFE TECHNOLOGIES CORP        COM               53217V109    15,593    330,000 SH          SOLE        N/A       330,000    0     0
LULULEMON ATHLETICA INC       COM               550021109    22,332    600,000 SH          SOLE        N/A       600,000    0     0
MCKESSON CORP                 COM               58155Q103    98,725  1,470,000 SH          SOLE        N/A     1,470,000    0     0
MEDCO HEALTH SOLUTIONS INC    COM               58405U102    22,032    400,000 SH          SOLE        N/A       400,000    0     0
NETFLIX INC                   COM               64110L106    35,855    330,000 SH          SOLE        N/A       330,000    0     0
OPENTABLE INC                 COM               68372A104     2,696     65,000 SH          SOLE        N/A        65,000    0     0
ROYAL BK CDA MONTREAL QUE     COM               780087102     3,277    110,000 SH          SOLE        N/A       110,000    0     0
PROSHARES TR                  PSHS ULSHT SP500  74347R883    67,110  1,780,000 SH          SOLE        N/A     1,780,000    0     0
RUBICON TECHNOLOGY INC        COM               78112T107     1,638     55,000 SH          SOLE        N/A        55,000    0     0
SOLARWINDS INC                COM               83416B109    11,228    700,000 SH          SOLE        N/A       700,000    0     0
TEMPUR PEDIC INTL INC         COM               88023U101    32,288  1,050,000 SH          SOLE        N/A     1,050,000    0     0
TERADATA CORP DEL             COM               88076W103    73,152  2,400,000 SH          SOLE        N/A     2,400,000    0     0
THERMO FISHER SCIENTIFIC INC  COM               883556102    33,109    675,000 SH          SOLE        N/A       675,000    0     0
UNITED THERAPEUTICS CORP DEL  COM               91307C102    14,643    300,000 SH          SOLE        N/A       300,000    0     0
UNITED STATES OIL FUND LP     UNITS             91232N108    81,504  2,400,000     CALL    SOLE        N/A     2,400,000    0     0
UNIVERSAL HLTH SVCS INC       CL B              913903100    22,066    578,400 SH          SOLE        N/A       578,400    0     0
URBAN OUTFITTERS INC          COM               917047102    20,634    600,000 SH          SOLE        N/A       600,000    0     0
WHOLE FOODS MKT INC           COM               966837106    44,125  1,225,000 SH          SOLE        N/A     1,225,000    0     0
YAHOO INC                     COM               984332106    27,680  2,000,000 SH          SOLE        N/A     2,000,000    0     0

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